CAPITAL STRUCTURE AND FINANCIAL ITEMS - SHARE CAPITAL, DISTRIBUTION TO SHAREHOLDERS AND EARNINGS PER SHARE - Treasury Shares (Details) - DKK shares in Millions, DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Treasury shares	DKK 11.0	DKK 9.0
Changes in market value of treasury shares
Beginning of the year	45,269.0	46,969.0	DKK 40,294.0
Purchase during the year	16,845.0	15,057.0	17,229.0
Balance at the end of the year	49,815.0	45,269.0	DKK 46,969.0
Treasury shares
Changes in market value of treasury shares
Beginning of the year	11,631.0
Cancellation of treasury shares	(12,735.0)
Transfer regarding restricted stock units	(152.0)
Purchase during the year	16,845.0
Value adjustment	2,990.0
Balance at the end of the year	DKK 18,579.0	DKK 11,631.0
As % of share capital
Holding at the beginning of the year		1.80%
Cancellation of treasury shares	(2.00%)
Transfer regarding restricted stock units
Purchase during the year
Value adjustment
Holding at the end of the year	2.20%
B shares
Disclosure of classes of share capital [line items]
Treasury shares	DKK 0.2	DKK 0.2
B shares | Treasury shares
Number of B shares of DKK 0.20 (million)
Holding at the beginning of the year (in shares)	46	52
Cancellation of treasury shares (in shares)	(50)	(50)
Transfer regarding restricted stock units (in shares)	0	(4)
Purchase during the year (in shares)	60	48
Value adjustment (in shares)	0	0
Holding at the end of the year (in shares)	56	46	52